Securities Act Registration No. 333-103375

                     U.S. Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-14

             Registration Statement Under the Securities Act of 1933

[  ] Pre-Effective Amendment No.  __       [X] Post Effective Amendment No.  1

                        (Check appropriate box or boxes)

                      John Hancock Variable Series Trust I
         (Exact Name of Registrant as Specified in Declaration of Trust)

                              197 Clarendon Street
                           Boston, Massachusetts 02117
                    (Address of Principal Executive Officer)

                  Registrant's Telephone Number: (617) 572-9196

Name and address of Agent for Services:     Copy to:

ARNOLD R. BERGMAN, ESQUIRE                  THOMAS C. LAUERMAN, ESQUIRE
John Hancock Life Insurance Company         Foley & Lardner
197 Clarendon Street                        3000 K Street, N.W.
Boston, MA 02117                            Washington, D.C.  20007

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediatey upon filing pursuant to paragraph (b) of Rule 485.

                      JOHN HANCOCK VARIABLE SERIES TRUST I

                    STATEMENT OF INCORPORATION BY REFERENCE

Part A, Part B and Part C of the registrant's registration statement on Form N-14, File Nos. 333-103375 and 811-04490, dated February 21, 2003, are incorporated by reference in their entirety herein.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the registrant has caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts, on the 3rd day of June, 2003.


                                           JOHN HANCOCK VARIABLE SERIES TRUST I

                                           By: /s/Michele G. Van Leer
                                           --------------------------
                                           Michele G. Van Leer
                                           Chairman and Chief Executive Officer

As required by the Securities Act of 1933, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.


       SIGNATURE                                                DATE

By:   /s/Raymond F. Skiba                                       June 3, 2003
      -------------------------------------
      Raymond K. Skiba
      Treasurer (Principal Financial and
      Accounting Officer)

By:   /s/Michele G. Van Leer                                    June 3, 2003
      -------------------------------------
      Michele G. Van Leer
      Chairman and Chief Executive Officer

For herself and as attorney-in-fact for:

Elizabeth G. Cook, Trustee

Diane C. Kessler, Trustee

Robert E. Verdonck, Trustee

Hassell H. McClellan, Trustee

Kathleen F. Driscoll, Trustee